Broadcast Rights, Net of Rights Exercised (Details) ₪ in Millions, $ in Millions	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Broadcast Rights, Net of Rights Exercised [Abstract]
Cost	₪ 797			₪ 800
Less rights exercised	(343)			(368)
Total	₪ 454	[1]	$ 131	₪ 432

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.